Significant accounting policies (Narrative) (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Segment shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Jan. 02, 2020 USD ($)
Percentage of monthly salary contributed to insurance funds	8.33%
Severance costs	$ 4,549,000	$ 3,081,000	$ 2,359,000
Defined contribution plan for employee in percentage	100.00%
Defined contribution plan for employee in amount or employees under the age of 50	$ 20,500
Defined contribution plan for employee in amount or employees over the age of 50	$ 27,000
Defined Contribution Plan Employer percentage match	50.00%
Defined Contribution Plan Employer percentage	6.00%
Deferred revenues resulting from transaction and service fees	$ 12,145,000	5,957,000
Advertising costs	$ 108,645,000	$ 68,539,000	$ 41,341,000
Potentially dilutive options to purchase ordinary shares | shares	5,840,619	6,017,362	4,578,542
Operating lease ROU assets	$ 11,727,000	$ 15,611,000		$ 18,526,000
Operating lease liabilities	13,538,000			$ 19,031,000
Reclassification of additional paid in capital to convertible notes	78,160,000
Reclassification of additional paid in capital to retained earnings	$ 21,030,000
Vesting period	4 years
Number of Reportable Segments | Segment	1
Number of Operating Segments | Segment	1
Minimum [Member]
Intangible assets useful life	2 years
Maximum [Member]
Intangible assets useful life	10 years
Transaction Fee
Revenue	$ 217,086,000	139,019,000	$ 78,074,000
Service
Revenue	$ 80,576,000	$ 50,491,000	$ 28,999,000